Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Dec. 13, 2023	Nov. 30, 2023	Nov. 15, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 12, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Aug. 11, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 09, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
MSCI ACWI Index
Account Value [Line Items]
Account Value	$ 11,503	$ 11,056	$ 11,437	$ 11,093	$ 10,648	$ 10,624		$ 10,095		$ 9,241	$ 9,559	$ 9,979	$ 9,979	$ 10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	14,981	14,558	14,803	14,375	14,020	14,161		13,484		12,370	12,902	13,323	13,953		$ 13,408	$ 12,832	$ 13,317	$ 13,089	$ 12,777	$ 13,242	$ 12,248	$ 12,341	$ 11,038	$ 10,717	$ 11,907	$ 12,303	$ 11,896	$ 13,015	$ 12,923	$ 13,788	$ 13,766	$ 14,044	$ 14,582	$ 14,003	$ 14,663	$ 14,322	$ 14,795	$ 14,519	$ 14,763	$ 14,843	$ 14,408	$ 13,996	$ 13,821	$ 13,553	$ 13,524	$ 12,830	$ 11,309	$ 11,557	$ 11,849	$ 11,362	$ 10,877	$ 10,407	$ 10,077	$ 9,367	$ 10,953	$ 11,894	$ 12,222	$ 11,715	$ 11,612	$ 11,221	$ 10,939	$ 11,288	$ 11,426	$ 10,777	$ 11,388	$ 11,095	$ 11,030	$ 11,948	$ 11,137	$ 11,457	$ 10,968	$ 12,222	$ 12,393	$ 12,533	$ 12,400	$ 12,883	$ 12,991	$ 12,845	$ 13,154	$ 13,807	$ 12,938	$ 12,551	$ 12,475	$ 11,988	$ 12,023	$ 11,901	$ 11,317	$ 11,111	$ 10,823	$ 10,655	$ 10,337	$ 9,993	$ 9,445	$ 9,552	$ 9,769	$ 9,934	$ 9,760	$ 9,561	$ 9,057	$ 8,869	$ 9,009	$ 9,015	$ 8,081	$ 8,154	$ 8,847	$ 8,821	$ 9,048	$ 8,414	$ 8,612		$ 9,585	$ 10,092	$ 10,505	$ 10,791	$ 10,196	$ 10,223	$ 9,908	$ 9,762		$ 9,974	$ 10,105	$ 9,836	$ 10,604	$ 10,524	$ 10,167	$ 10,000
MSCI ACWI Index
Account Value [Line Items]
Account Value	11,503	11,056	11,437	11,093	10,648	10,624		10,095		9,241	9,559	9,979	9,979	10,000
S&P Composite 1500® Index
Account Value [Line Items]
Account Value	11,893	11,335	11,836	11,452	10,873	10,730		10,221		9,370	9,599	10,085	10,085	$ 10,000
MSCI World Index
Account Value [Line Items]
Account Value	11,672	11,177	11,597	11,249	10,794	10,661		10,170	$ 10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	14,838	14,420	14,662	14,238	13,887	14,026		13,355		12,252	12,779	13,196	13,820		13,280	12,710	13,190	12,964	12,655	13,115	12,131	12,223	10,932	10,615	11,794	12,186	11,782	12,891	12,799	13,657	13,635	13,911	14,443	13,870	14,524	14,185	14,654	14,381	14,622	14,701	14,271	13,863	13,690	13,424	13,395	12,708	11,201	11,447	11,736	11,254	10,774	10,308	9,981	9,278	10,849	11,780	12,105	11,603	11,501	11,114	10,835	11,180	11,317	10,674	11,280	10,989	10,924	10,715	9,962	10,435	10,337	11,252	11,201	11,440	11,173	11,387	11,656	11,456	11,679	12,257	11,610	11,357	11,265	11,057	10,856	10,799	10,415	10,383	10,057	9,846	9,602	9,452	9,128	8,901	9,111	9,244	9,132	9,074	8,647	8,781	8,932	8,703	8,048	8,141	8,736	8,903	9,091	8,461	8,873		9,607	9,634	9,910	10,067	9,583	9,741	9,246	9,260		9,606	9,537	9,633	10,123	10,067	10,168	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	14,838	14,420	14,662	14,238	13,887	14,026		13,355		12,252	12,779	13,196	13,820		13,280	12,710	13,190	12,964	12,655	13,115	12,131	12,223	10,932	10,615	11,794	12,186	11,782	12,891	12,799	13,657	13,635	13,911	14,443	13,870	14,524	14,185	14,654	14,381	14,622	14,701	14,271	13,863	13,690	13,424	13,395	12,708	11,201	11,447	11,736	11,254	10,774	10,308	9,981	9,278	10,849	11,780	12,105	11,603	11,501	11,114	10,835	11,180	11,317	10,674	11,280	10,989	10,924	10,715	9,962	10,435	10,337	11,252	11,201	11,440	11,173	11,387	11,656	11,456	11,679	12,257	11,610	11,357	11,265	11,057	10,856	10,799	10,415	10,383	10,057	9,846	9,602	9,452	9,128	8,901	9,111	9,244	9,132	9,074	8,647	8,781	8,932	8,703	8,048	8,141	8,736	8,903	9,091	8,461	8,873		9,607	9,634	9,910	10,067	9,583	9,741	9,246	9,260		9,606	9,537	9,633	10,123	10,067	10,168	10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	14,838	14,420	14,662	14,238	13,887	14,026		13,355		12,252	12,779	13,196	13,820		13,280	12,710	13,190	12,964	12,655	13,115	12,131	12,223	10,932	10,615	11,794	12,186	11,782	12,891	12,799	13,657	13,635	13,911	14,443	13,870	14,524	14,185	14,654	14,381	14,622	14,701	14,271	13,863	13,690	13,424	13,395	12,708	11,201	11,447	11,736	11,254	10,774	10,308	9,981	9,278	10,849	11,780	12,105	11,603	11,501	11,114	10,835	11,180	11,317	10,674	11,280	10,989	10,924	10,715	9,962	10,435	10,337	11,252	11,201	11,440	11,173	11,387	11,656	11,456	11,679	12,257	11,610	11,357	11,265	11,057	10,856	10,799	10,415	10,383	10,057	9,846	9,602	9,452	9,128	8,901	9,111	9,244	9,132	9,074	8,647	8,781	8,932	8,703	8,048	8,141	8,736	8,903	9,091	8,461	8,873		9,607	9,634	9,910	10,067	9,583	9,741	9,246	9,260		9,606	9,537	9,633	10,123	10,067	10,168	10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	15,685	15,100	15,480	15,004	14,734	14,650		13,911		12,729	13,267	13,736	14,283		13,836	13,234	13,818	13,439	13,114	13,393	12,390	12,380	11,127	10,559	11,649	12,230	11,649	12,841	12,745	13,627	13,540	13,784	14,484	13,778	14,451	14,104	14,525	14,274	14,167	14,373	13,876	13,470	13,168	12,879	13,017	12,439	10,770	11,217	11,517	10,954	10,704	10,352	9,920	9,318	10,753	11,822	12,074	11,694	11,563	11,162	10,851	11,140	11,283	10,651	11,189	10,883	10,814	10,546	9,895	10,400	10,413	11,314	11,216	11,437	11,163	11,301	11,560	11,283	11,510	12,054	11,478	11,297	11,180	11,012	10,745	10,749	10,448	10,466	10,096	9,845	9,581	9,446	9,180	8,877	9,057	9,246	9,134	9,127	8,687	8,989	9,071	8,816	8,277	8,432	9,089	9,213	9,358	8,680	9,144		9,870	9,669	9,951	10,105	9,709	9,759	9,209	9,164		9,493	9,365	9,503	9,883	9,898	10,096	10,000
MSCI Emerging Markets Index
Account Value [Line Items]
Account Value	13,006	12,933	12,841	12,564	11,994	12,578		12,104		11,207	11,661	11,974	12,760		12,012	11,573	11,770	11,905	11,555	12,356	11,452	11,615	10,115	10,439	11,826	11,776	11,805	12,646	12,591	13,332	13,640	14,061	14,332	14,068	14,666	14,522	15,123	14,738	15,801	15,593	15,416	15,042	15,272	15,157	14,706	13,699	12,539	12,286	12,486	12,216	11,214	10,446	10,366	9,497	11,226	11,851	12,430	11,567	11,583	11,115	10,906	11,465	11,607	10,925	11,780	11,537	11,441	11,416	10,495	10,782	10,355	11,343	11,404	11,721	11,469	11,966	12,405	12,444	12,697	13,311	12,287	11,861	11,837	11,436	11,482	11,231	10,599	10,494	10,192	9,974	9,729	9,440	8,950	8,930	9,361	9,339	9,220	8,997	8,566	8,236	8,556	8,509	7,515	7,527	8,049	8,233	8,567	7,997	8,245		9,065	9,740	9,999	10,416	9,673	9,812	9,517	9,461		9,918	10,024	9,907	10,700	10,464	10,266	10,000
MSCI Europe Index
Account Value [Line Items]
Account Value	15,362	14,652	14,935	14,397	14,176	14,192		13,517		12,303	12,780	13,309	13,859		13,446	12,832	13,632	13,088	12,785	12,865	11,838	11,836	10,630	9,919	10,864	11,585	11,039	12,259	12,168	12,910	12,923	13,299	13,937	13,073	13,784	13,190	13,852	13,646	13,398	13,603	13,039	12,473	12,099	11,810	11,984	11,445	9,781	10,365	10,723	10,299	9,918	9,530	9,115	8,605	10,057	11,086	11,372	10,944	10,783	10,448	10,171	10,433	10,639	9,970	10,548	10,183	10,122	9,793	9,188	9,632	9,723	10,526	10,489	10,790	10,443	10,513	10,870	10,577	10,706	11,375	10,792	10,631	10,608	10,558	10,221	10,215	9,919	10,028	9,565	9,239	8,882	8,777	8,598	8,170	8,352	8,633	8,559	8,533	8,190	8,572	8,622	8,417	7,920	8,064	8,633	8,861	9,027	8,424	8,836		9,513	9,225	9,518	9,592	9,193	9,443	8,886	8,886		9,286	9,045	9,290	9,652	9,612	9,990	10,000
MSCI EMU IMI Index
Account Value [Line Items]
Account Value	17,487	16,744	17,220	16,517	16,092	16,059		15,346		13,770	14,278	15,132	15,845		15,370	14,483	15,382	14,928	14,534	14,625	13,112	13,097	11,628	10,679	11,739	12,533	11,999	13,595	13,319	14,306	14,526	15,262	16,048	15,152	16,116	15,522	16,359	16,022	15,799	16,179	15,511	14,809	14,366	13,877	14,121	13,500	11,217	11,971	12,414	11,846	11,393	10,777	10,124	9,491	11,531	12,619	13,006	12,619	12,424	11,982	11,685	11,967	12,218	11,380	12,168	11,597	11,604	11,260	10,532	11,097	11,219	12,316	12,396	12,778	12,346	12,463	13,077	12,713	12,878	13,653	12,752	12,739	12,693	12,588	12,116	12,059	11,611	11,740	11,178	10,713	10,103	10,010	9,844	9,263	9,617	9,753	9,651	9,564	9,030	9,645	9,552	9,391	8,714	8,949	9,591	9,892	10,050	9,258	9,745		10,493	10,108	10,353	10,537	10,248	10,390	9,744	9,730	$ 10,000
MSCI Japan Index
Account Value [Line Items]
Account Value	18,172	17,932	18,760	18,295	17,763	16,979		16,268		14,986	15,693	16,030	16,428		15,946	15,319	15,039	14,984	14,413	14,988	14,111	14,074	12,832	12,463	13,903	14,268	13,498	14,655	14,418	15,810	15,890	16,070	16,929	16,614	17,034	17,627	17,155	16,644	16,857	17,023	16,648	16,905	16,727	16,478	16,644	15,985	14,209	14,440	14,300	13,289	13,503	13,505	12,750	12,098	13,029	14,341	14,539	14,242	14,162	13,507	12,982	13,115	13,097	12,624	13,145	12,965	12,892	12,896	12,155	13,025	12,974	14,172	13,754	13,724	13,669	14,022	14,162	13,970	14,371	14,591	13,952	13,855	13,453	12,860	12,613	12,619	12,369	12,239	11,882	11,758	11,802	11,671	11,253	11,144	11,420	11,271	11,094	11,051	10,379	10,641	10,752	10,275	9,811	10,087	10,991	10,956	11,066	10,052	10,786		11,451	11,398	11,596	11,447	11,056	10,889	10,266	10,032		10,178	10,146	10,280	10,354	10,584	10,523	10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	9,978	10,005	10,110	10,124	10,123	10,143	$ 10,000
Bloomberg Municipal Bond Index
Account Value [Line Items]
Account Value	12,488	12,525	12,682	12,682	12,666	12,731		12,442		11,699	11,800	12,156	12,334		12,285	12,163	12,269	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,080	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,272	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,119	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404		$ 10,384	$ 10,309	$ 10,318	$ 10,347	$ 10,401	$ 10,371	$ 10,480	$ 10,297		$ 10,245	$ 10,228	$ 10,158	$ 10,148	$ 10,026	$ 10,009	$ 10,000
MSCI ACWI ex USA Index
Account Value [Line Items]
Account Value	15,619	15,179	15,434	14,988	14,618	14,764		14,058		12,897	13,452	13,891	14,548		13,980	13,379	13,884	13,647	13,321	13,806	12,770	12,866	11,508	11,174	12,415	12,827	12,403	13,570	13,473	14,376	14,353	14,643	15,203	14,600	15,288	14,932	15,426	15,138	15,392	15,475	15,022	14,593	14,410	14,131	14,100	13,377	11,791	12,050	12,354	11,847	11,341	10,851	10,507	9,767	11,420	12,400	12,743	12,214	12,107	11,699	11,405	11,769	11,913	11,236	11,874	11,568	11,500	11,279	10,486	10,984	10,881	11,844	11,791	12,043	11,761	11,987	12,270	12,059	12,294	12,902	12,222	11,954	11,858	11,639	11,427	11,368	10,963	10,930	10,586	10,364	10,108	9,949	9,609	9,369	9,591	9,731	9,612	9,552	9,102	9,243	9,402	9,161	8,472	8,570	9,196	9,372	9,570	8,907	9,340	$ 10,000
MSCI EAFE Index
Account Value [Line Items]
Account Value	$ 16,003	$ 15,407	$ 15,794	$ 15,308	$ 15,033	$ 14,947		$ 14,193		$ 12,987	$ 13,536	$ 14,015	$ 14,573		$ 14,116	$ 13,502	$ 14,099	$ 13,711	$ 13,380	$ 13,665	$ 12,641	$ 12,631	$ 11,353	$ 10,773	$ 11,885	$ 12,478	$ 11,885	$ 13,101	$ 13,003	$ 13,903	$ 13,814	$ 14,063	$ 14,777	$ 14,057	$ 14,743	$ 14,389	$ 14,819	$ 14,563	$ 14,454	$ 14,664	$ 14,157	$ 13,743	$ 13,434	$ 13,139	$ 13,281	$ 12,691	$ 10,988	$ 11,445	$ 11,750	$ 11,175	$ 10,921	$ 10,561	$ 10,121	$ 9,506	$ 10,971	$ 12,061	$ 12,318	$ 11,930	$ 11,797	$ 11,388	$ 11,071	$ 11,365	$ 11,512	$ 10,867	$ 11,415	$ 11,103	$ 11,033	$ 10,759	$ 10,096	$ 10,611	$ 10,624	$ 11,543	$ 11,444	$ 11,669	$ 11,389	$ 11,529	$ 11,795	$ 11,512	$ 11,743	$ 12,298	$ 11,711	$ 11,526	$ 11,406	$ 11,235	$ 10,963	$ 10,967	$ 10,659	$ 10,678	$ 10,300	$ 10,045	$ 9,775	$ 9,638	$ 9,366	$ 9,056	$ 9,240	$ 9,433	$ 9,319	$ 9,312	$ 8,863	$ 9,171	$ 9,255	$ 8,995	$ 8,445	$ 8,603	$ 9,273	$ 9,400	$ 9,548	$ 8,856	$ 9,330	$ 10,000